PRIVATE PLACEMENT	12 Months Ended
Dec. 31, 2021
PRIVATE PLACEMENT [Abstract]
PRIVATE PLACEMENT
NOTE 4. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 4,145,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $4,145,000. Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at an exercise price of $11.50. The proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and all underlying securities will expire worthless. As of the date of the Initial Public Offering, the fair market value of the Private Placement Warrants was $1.01, which caused the Company to charge $55,000 to the Statement of Operations for the Period from July 14, 2020 (Inception) Through December 31, 2020.